MARKETABLE SECURITIES (Details)	12 Months Ended
Mar. 31, 2025 CAD ($) shares
Carlyle Commodities Corp. Shares [Member]
Statement [Line Items]
Shares/Warrants Held | shares	550,000
Cost	$ 907,500
Fair Value	8,250
Fair Value Decrease	$ (899,250)
Carlyle Commodities Corp. Warrants
Statement [Line Items]
Shares/Warrants Held | shares	550,000
Cost	$ 727,000
Fair Value	0
Fair Value Decrease	$ (727,000)
Other
Statement [Line Items]
Shares/Warrants Held | shares	1,678,839
Cost	$ 14,237
Fair Value	13,836
Fair Value Decrease	$ (401)
Total [Member]
Statement [Line Items]
Shares/Warrants Held | shares	2,778,839
Cost	$ 1,648,737
Fair Value	22,086
Fair Value Decrease	$ (1,626,651)